Schedule of Investments
(unaudited)
April 30, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a)
................. 968 $ 388,904
Carpenter Technology Corp. ............. 13,471 5,768,282
GE Aerospace ....................... 88,869 25,765,789
General Dynamics Corp. ................ 8,466 2,914,844
Howmet Aerospace, Inc. ................ 39,806 9,674,450
L3Harris Technologies, Inc. .............. 9,127 2,925,660
Lockheed Martin Corp. ................. 13,375 6,927,849
Northrop Grumman Corp. ............... 7,836 4,540,805
RTX Corp. ......................... 58,032 10,217,694
69,124,277
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc. ............ 21,063 3,829,464
Expeditors International of Washington, Inc. ... 9,040 1,336,926
5,166,390
Automobiles — 2.2%
Ford Motor Co. ...................... 726,413 8,775,069
General Motors Co. ................... 263,032 20,224,531
Tesla, Inc.
(a)
......................... 111,086 42,393,750
71,393,350
Banks — 2.8%
Bank of America Corp. ................. 304,442 16,275,469
Citigroup, Inc. ....................... 57,470 7,355,011
JPMorgan Chase & Co. ................ 156,553 49,037,096
Wells Fargo & Co. .................... 234,586 19,290,007
91,957,583
Beverages — 1.2%
Coca-Cola Co. (The) .................. 193,169 15,213,990
Coca-Cola Consolidated, Inc. ............. 15,767 3,233,339
Molson Coors Beverage Co. , Class B ....... 75,886 3,243,368
PepsiCo, Inc. ....................... 115,443 18,296,561
39,987,258
Biotechnology — 2.2%
AbbVie, Inc. ........................ 119,378 25,226,959
Alnylam Pharmaceuticals, Inc.
(a)
........... 11,640 3,602,464
Amgen, Inc. ........................ 41,110 14,234,337
Exelixis, Inc.
(a)
....................... 64,811 2,881,497
Gilead Sciences, Inc. .................. 127,311 16,657,371
Halozyme Therapeutics, Inc.
(a)
............ 47,823 3,044,412
PTC Therapeutics, Inc.
(a)
................ 80,465 5,235,053
70,882,093
Broadline Retail — 4.5%
Amazon.com, Inc.
(a)
................... 432,592 114,662,836
Coupang, Inc. , Class A
(a)
................ 19,187 383,356
eBay, Inc. .......................... 170,726 17,666,726
Etsy, Inc.
(a)
......................... 92,340 5,941,156
MercadoLibre, Inc.
(a)
................... 3,715 6,659,620
145,313,694
Building Products — 0.8%
Builders FirstSource, Inc.
(a)
.............. 6,479 512,424
Johnson Controls International plc ......... 43,970 6,420,939
Trane Technologies plc ................. 36,500 17,977,710
24,911,073
Capital Markets — 4.7%
Affiliated Managers Group, Inc. ........... 27,048 7,970,234
Bank of New York Mellon Corp. (The) ....... 236,525 31,781,864
BlackRock, Inc.
(b)
..................... 3,941 4,199,530
CME Group, Inc. , Class A ............... 32,744 9,424,378
Evercore, Inc. , Class A ................. 1,060 340,567
Security
Shares
Shares Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ......... 19,894 $ 18,377,480
Interactive Brokers Group, Inc. , Class A ...... 162,941 12,953,809
Janus Henderson Group plc ............. 155,219 8,010,853
Morgan Stanley ...................... 23,376 4,455,232
MSCI, Inc. , Class A ................... 9,104 5,384,197
Nasdaq, Inc. ........................ 64,969 5,971,301
Northern Trust Corp. ................... 70,260 11,687,048
Robinhood Markets, Inc. , Class A
(a)
......... 56,419 4,112,381
S&P Global, Inc. ..................... 23,195 10,002,380
State Street Corp. .................... 83,009 12,687,096
XP, Inc. , Class A ..................... 388,738 7,448,220
154,806,570
Chemicals — 1.1%
CF Industries Holdings, Inc. .............. 34,068 4,231,246
DuPont de Nemours, Inc. ............... 91,940 4,197,980
Ecolab, Inc. ........................ 32,784 8,543,510
Linde plc .......................... 34,977 17,528,374
Solstice Advanced Materials, Inc. .......... 24,699 2,024,083
36,525,193
Commercial Services & Supplies — 0.2%
Cintas Corp. ........................ 35,388 6,182,638
Communications Equipment — 1.3%
Arista Networks, Inc.
(a)
................. 83,431 14,409,368
Cisco Systems, Inc. ................... 186,348 17,050,842
F5, Inc.
(a)
.......................... 2,581 835,986
Lumentum Holdings, Inc.
(a)
.............. 6,876 6,204,352
Motorola Solutions, Inc. ................ 7,349 3,226,432
41,726,980
Construction & Engineering — 0.9%
EMCOR Group, Inc. ................... 15,308 13,649,684
Primoris Services Corp. ................ 16,332 2,958,542
Sterling Infrastructure, Inc.
(a) (c)
............ 26,197 13,507,697
30,115,923
Construction Materials — 0.2%
CRH plc ........................... 52,030 6,161,393
Consumer Finance — 0.7%
American Express Co. ................. 29,920 9,665,656
Synchrony Financial ................... 150,610 11,476,482
21,142,138
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc. , Class A ............ 116,672 1,965,923
Costco Wholesale Corp. ................ 6,925 7,025,620
Kroger Co. (The) ..................... 195,202 13,287,400
Maplebear, Inc.
(a)
..................... 8,559 362,474
Sprouts Farmers Market, Inc.
(a)
............ 27,220 2,227,957
Target Corp. ........................ 73,446 9,529,618
Walmart, Inc. ........................ 309,805 40,872,574
75,271,566
Diversified Telecommunication Services — 1.6%
AT&T, Inc. .......................... 920,275 24,046,786
Comcast Corp. , Class A ................ 203,274 5,496,529
Lumen Technologies, Inc.
(a)
.............. 315,707 2,790,850
Verizon Communications, Inc. ............ 408,710 19,630,341
51,964,506
Electric Utilities — 1.5%
Constellation Energy Corp. .............. 21,905 6,856,265
Duke Energy Corp. ................... 54,185 7,019,667
Edison International ................... 39,020 2,711,500
Entergy Corp. ....................... 30,404 3,584,936

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
Exelon Corp. ........................ 287,480 $ 13,221,205
NextEra Energy, Inc. .................. 47,703 4,669,170
NRG Energy, Inc. ..................... 39,842 6,198,618
Southern Co. (The) ................... 38,869 3,758,632
48,019,993
Electrical Equipment — 1.3%
Acuity, Inc. ......................... 30,783 8,919,990
Eaton Corp. plc ...................... 35,242 15,260,139
Emerson Electric Co. .................. 42,555 5,976,424
GE Vernova, Inc. ..................... 10,257 11,113,049
Vertiv Holdings Co. , Class A ............. 2,574 845,533
42,115,135
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp. , Class A ............... 18,069 2,661,022
Flex Ltd.
(a)
.......................... 27,190 2,489,245
Jabil, Inc. .......................... 25,753 8,691,380
Sanmina Corp.
(a)
..................... 26,464 5,764,388
TE Connectivity plc ................... 40,330 8,536,248
TTM Technologies, Inc.
(a)
................ 37,365 5,911,890
34,054,173
Energy Equipment & Services — 0.7%
TechnipFMC plc ...................... 196,993 14,886,761
Weatherford International plc ............. 67,647 7,464,846
22,351,607
Entertainment — 0.8%
Electronic Arts, Inc. ................... 7,803 1,579,093
Netflix, Inc.
(a)
........................ 170,637 15,973,330
Spotify Technology SA
(a)
................ 18,376 8,205,803
Warner Bros Discovery, Inc.
(a)
............ 29,608 800,896
26,559,122
Financial Services — 2.6%
Berkshire Hathaway, Inc. , Class B
(a)
........ 31,320 14,833,152
Fidelity National Information Services, Inc. .... 28,348 1,319,032
Mastercard, Inc. , Class A ................ 35,318 17,762,129
MGIC Investment Corp. ................ 220,895 5,849,300
PayPal Holdings, Inc. .................. 46,545 2,333,766
Visa, Inc. , Class A .................... 118,685 39,147,060
Voya Financial, Inc. ................... 46,864 3,840,974
85,085,413
Food Products — 0.4%
General Mills, Inc. .................... 12,223 431,594
J M Smucker Co. (The) ................. 17,068 1,673,176
Kraft Heinz Co. (The) .................. 299,784 6,793,105
Mondelez International, Inc. , Class A ........ 52,949 3,253,187
12,151,062
Gas Utilities — 0.2%
UGI Corp. .......................... 216,005 7,795,620
Ground Transportation — 0.5%
Lyft, Inc. , Class A
(a)
.................... 359,948 5,093,264
Ryder System, Inc. .................... 1,509 382,939
Uber Technologies, Inc.
(a)
............... 153,371 11,443,010
16,919,213
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories ................... 117,806 10,695,607
Becton Dickinson & Co. ................ 12,589 1,876,265
Boston Scientific Corp.
(a)
................ 52,648 3,033,051
GE HealthCare Technologies, Inc. ......... 158,935 9,669,605
Medtronic plc ....................... 95,631 7,743,242
Stryker Corp. ....................... 7,804 2,459,275
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. ............ 5,252 $ 432,922
35,909,967
Health Care Providers & Services — 1.5%
Cardinal Health, Inc. ................... 31,824 6,138,213
Cigna Group (The) .................... 15,629 4,541,475
CVS Health Corp. .................... 73,428 6,115,818
Elevance Health, Inc. .................. 2,617 985,091
Guardant Health, Inc.
(a)
................. 43,513 3,789,112
Humana, Inc. ....................... 6,969 1,647,750
McKesson Corp. ..................... 13,002 10,599,230
Tenet Healthcare Corp.
(a)
................ 22,905 4,056,934
UnitedHealth Group, Inc. ................ 25,572 9,473,915
47,347,538
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
........... 30,485 4,754,745
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 249,303 5,267,772
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc. , Class A
(a)
.................. 30,763 4,317,895
Booking Holdings, Inc. ................. 153,758 25,886,697
Brinker International, Inc.
(a)
.............. 7,745 1,179,099
DoorDash, Inc. , Class A
(a) (c)
.............. 8,865 1,495,082
Expedia Group, Inc. ................... 38,047 9,449,733
Las Vegas Sands Corp. ................ 17,422 951,416
McDonald's Corp. .................... 35,676 10,474,117
MGM Resorts International
(a)
............. 53,495 2,083,095
Wingstop, Inc. ....................... 15,521 2,546,375
Yum! Brands, Inc. .................... 12,618 2,014,464
60,397,973
Household Durables — 0.2%
SharkNinja, Inc.
(a) (c)
.................... 49,069 5,668,942
Household Products — 0.8%
Procter & Gamble Co. (The) ............. 174,229 25,627,344
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. ........................ 66,153 10,441,590
Industrial Conglomerates — 0.1%
3M Co. ............................ 22,884 3,352,964
Insurance — 1.7%
Aflac, Inc. .......................... 74,588 8,478,418
Allstate Corp. (The) ................... 25,552 5,551,428
American International Group, Inc. ......... 137,237 10,265,328
Chubb Ltd. ......................... 9,386 3,069,222
Globe Life, Inc. ...................... 11,711 1,807,007
Hartford Insurance Group, Inc. (The) ........ 8,311 1,137,028
MetLife, Inc. ........................ 24,055 1,926,805
Principal Financial Group, Inc. ............ 27,951 2,820,535
Prudential Financial, Inc. ................ 22,345 2,192,268
RenaissanceRe Holdings Ltd. ............ 2,022 620,693
Travelers Cos., Inc. (The) ............... 56,077 17,111,336
Unum Group ........................ 14,171 1,139,065
56,119,133
Interactive Media & Services — 4.9%
Alphabet, Inc. , Class C, NVS ............. 239,364 91,422,686
Meta Platforms, Inc. , Class A ............. 104,851 64,159,376
Reddit, Inc. , Class A
(a)
.................. 20,201 2,974,193
158,556,255

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services — 0.6%
Gartner, Inc.
(a)
....................... 31,946 $ 4,743,661
International Business Machines Corp. ...... 49,214 11,367,450
Okta, Inc. , Class A
(a)
................... 58,041 4,274,720
20,385,831
Leisure Products — 0.2%
Hasbro, Inc. ........................ 54,075 5,182,548
Life Sciences Tools & Services — 0.4%
Medpace Holdings, Inc.
(a)
............... 17,976 7,525,832
Mettler-Toledo International, Inc.
(a)
......... 4,659 5,947,726
Thermo Fisher Scientific, Inc. ............. 1,645 787,889
14,261,447
Machinery — 1.4%
Caterpillar, Inc. ...................... 20,727 18,449,310
Crane Co. .......................... 33,762 6,000,520
Flowserve Corp. ..................... 5,915 435,581
Mueller Industries, Inc. ................. 106,533 14,427,764
PACCAR, Inc. ....................... 21,093 2,505,849
Parker-Hannifin Corp. .................. 4,203 3,822,292
Watts Water Technologies, Inc. , Class A ...... 2,893 868,363
46,509,679
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (c)
.... 17,885 2,954,065
Fox Corp. , Class A, NVS ................ 155,046 9,843,871
Omnicom Group, Inc. .................. 39,894 3,060,668
15,858,604
Metals & Mining — 0.7%
Hecla Mining Co. ..................... 56,872 1,024,833
Newmont Corp. ...................... 60,540 6,725,389
Nucor Corp. ........................ 14,816 3,337,897
Reliance, Inc. ....................... 8,327 3,018,537
Royal Gold, Inc. ...................... 7,835 1,828,532
Southern Copper Corp. ................. 12,495 2,145,267
Steel Dynamics, Inc. ................... 13,714 3,135,843
21,216,298
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Rithm Capital Corp. ................... 432,490 4,229,752
Multi-Utilities — 0.2%
Consolidated Edison, Inc. ............... 66,685 7,434,710
WEC Energy Group, Inc. ................ 4,621 545,001
7,979,711
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp. ................ 133,084 2,909,216
APA Corp. ......................... 132,615 5,401,409
Chevron Corp. ....................... 95,993 18,556,407
ConocoPhillips ...................... 41,434 5,211,568
EOG Resources, Inc. .................. 3,015 423,819
Exxon Mobil Corp. .................... 223,125 34,434,881
Kinder Morgan, Inc. ................... 114,886 3,776,303
Marathon Petroleum Corp. .............. 71,221 17,683,462
Valero Energy Corp. ................... 37,471 9,464,425
97,861,490
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.
(a)
............ 27,919 2,512,710
Pharmaceuticals — 3.7%
Axsome Therapeutics, Inc.
(a)
............. 31,781 6,602,503
Bristol-Myers Squibb Co. ................ 301,706 18,280,366
Eli Lilly & Co. ....................... 35,960 33,608,216
Johnson & Johnson ................... 156,754 36,029,907
Security
Shares
Shares Value
Pharmaceuticals (continued)
Merck & Co., Inc. ..................... 113,220 $ 12,361,360
Pfizer, Inc. ......................... 523,023 13,964,714
Viatris, Inc. ......................... 56,783 848,338
121,695,404
Professional Services — 0.8%
Automatic Data Processing, Inc. ........... 33,549 7,110,375
Booz Allen Hamilton Holding Corp. , Class A ... 21,250 1,652,612
Genpact Ltd. ........................ 40,799 1,417,765
Leidos Holdings, Inc. .................. 34,544 5,154,656
Paychex, Inc. ....................... 52,768 4,887,900
UL Solutions, Inc. , Class A ............... 77,741 7,034,783
27,258,091
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 7,808 1,428,864
Equity Residential .................... 105,801 6,917,269
8,346,133
Retail REITs — 0.6%
Brixmor Property Group, Inc. ............. 308,301 9,276,777
Regency Centers Corp. ................ 54,897 4,273,731
Simon Property Group, Inc. .............. 32,977 6,717,745
20,268,253
Semiconductors & Semiconductor Equipment — 15.4%
Advanced Micro Devices, Inc.
(a)
........... 47,807 16,947,103
Analog Devices, Inc. ................... 15,415 6,200,838
Applied Materials, Inc. ................. 38,176 15,060,050
Broadcom, Inc. ...................... 263,631 110,047,488
Cirrus Logic, Inc.
(a)
.................... 51,140 8,339,911
Intel Corp.
(a)
........................ 57,663 5,448,000
KLA Corp. .......................... 12,262 21,462,792
Lam Research Corp. .................. 89,053 22,963,207
Micron Technology, Inc. ................. 37,754 19,524,859
NVIDIA Corp. ....................... 1,227,764 245,024,862
Qnity Electronics, Inc. .................. 18,434 2,592,926
Qorvo, Inc.
(a)
........................ 26,092 2,458,388
QUALCOMM, Inc. .................... 99,065 17,790,093
Rambus, Inc.
(a)
...................... 37,342 4,298,438
Semtech Corp.
(a)
..................... 47,661 5,006,788
503,165,743
Software — 8.7%
Adobe, Inc.
(a)
........................ 16,896 4,158,106
AppLovin Corp. , Class A
(a)
............... 33,043 14,748,743
Atlassian Corp. , Class A
(a)
............... 140,458 9,634,014
Cadence Design Systems, Inc.
(a)
.......... 7,223 2,380,629
Crowdstrike Holdings, Inc. , Class A
(a)
........ 13,229 5,896,827
DocuSign, Inc. , Class A
(a)
............... 157,794 7,256,946
Fair Isaac Corp.
(a) (c)
................... 5,714 5,856,850
Fortinet, Inc.
(a)
....................... 161,086 13,581,161
HubSpot, Inc.
(a)
...................... 5,732 1,271,128
InterDigital, Inc. ...................... 24,169 7,167,559
Intuit, Inc. .......................... 16,758 6,510,483
Manhattan Associates, Inc.
(a)
............. 19,474 2,685,270
Microsoft Corp. ...................... 361,256 147,312,972
Nutanix, Inc. , Class A
(a)
................. 173,079 7,077,200
Oracle Corp. ........................ 62,004 10,006,826
Palantir Technologies, Inc. , Class A
(a)
....... 95,415 13,273,181
Palo Alto Networks, Inc.
(a)
............... 15,136 2,714,187
Procore Technologies, Inc.
(a)
............. 82,575 4,672,093
Rubrik, Inc. , Class A
(a)
.................. 62,520 3,324,814
Salesforce, Inc. ...................... 36,127 6,377,499
Samsara, Inc. , Class A
(a)
................ 120,037 3,449,863
ServiceNow, Inc.
(a)
.................... 6,885 608,014

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Zscaler, Inc.
(a)
....................... 28,952 $ 3,783,447
283,747,812
Specialized REITs — 0.2%
American Tower Corp. ................. 5,539 1,012,031
Crown Castle, Inc. .................... 51,051 4,532,308
5,544,339
Specialty Retail — 1.3%
AutoZone, Inc.
(a)
..................... 1,042 3,859,599
Best Buy Co., Inc. .................... 108,304 6,551,309
Carvana Co. , Class A
(a)
................. 18,339 7,258,576
Dick's Sporting Goods, Inc. .............. 4,256 965,772
GameStop Corp. , Class A
(a) (c)
............. 41,082 1,024,996
Home Depot, Inc. (The) ................ 3,330 1,094,904
Lowe's Cos., Inc. ..................... 12,051 2,877,658
Ulta Beauty, Inc.
(a) (c)
................... 9,105 4,893,755
Wayfair, Inc. , Class A
(a)
................. 64,092 4,097,402
Williams-Sonoma, Inc. ................. 61,448 11,134,992
43,758,963
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. ......................... 747,497 202,833,311
Dell Technologies, Inc. , Class C ........... 50,279 10,505,797
Hewlett Packard Enterprise Co. ........... 300,084 8,633,417
HP, Inc. ........................... 93,782 1,956,293
NetApp, Inc. ........................ 3,961 438,760
Sandisk Corp.
(a)
...................... 7,897 8,659,139
Seagate Technology Holdings plc .......... 24,692 16,633,519
Western Digital Corp. .................. 12,418 5,395,869
255,056,105
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(a)
.................... 190,529 6,681,852
Deckers Outdoor Corp.
(a)
................ 47,911 4,896,504
On Holding AG , Class A
(a)
............... 22,454 799,587
Ralph Lauren Corp. , Class A ............. 28,264 10,136,601
Tapestry, Inc. ........................ 75,623 10,968,360
33,482,904
Tobacco — 1.3%
Altria Group, Inc. ..................... 384,363 27,923,972
Philip Morris International, Inc. ............ 80,733 13,326,596
41,250,568
Trading Companies & Distributors — 0.7%
AerCap Holdings NV .................. 123,160 17,514,584
Core & Main, Inc. , Class A
(a)
.............. 125,666 6,329,796
23,844,380
Water Utilities — 0.0%
American Water Works Co., Inc. ........... 11,440 1,469,125
Total Common Stocks — 99 .8%
(Cost: $ 2,329,249,309 ) ............................ 3,256,014,076
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR
(a)
.................. 19,262 193
Total Rights — 0.0%
(Cost: $ 193 ) .................................... 193
Total Long-Term Investments — 99.8%
(Cost: $ 2,329,249,502 ) ............................ 3,256,014,269
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.4%
(b)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.83%
(e)
................... 8,704,725 $ 8,707,337
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.61% .................... 4,294,883 4,294,883
Total Short-Term Securities — 0 .4%
(Cost: $ 13,000,639 ) ............................... 13,002,220
Total Investments — 100 .2%
(Cost: $ 2,342,250,141 ) ............................ 3,269,016,489
Liabilities in Excess of Other Assets — (0.2) % ............. (6,755,511)
Net Assets — 100.0% ...............................
$ 3,262,260,978
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
Shares
Held at
04/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 35,943,564 $ — $ (27,233,273)
(a)
$ (1,398) $ (1,556) $ 8,707,337 8,704,725 $ 47,726
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,904,187 1,390,696
(a)
— — — 4,294,883 4,294,883 97,647 —
BlackRock, Inc. .......... 6,516,611 1,187,824 (2,967,825) 83,309 (620,389) 4,199,530 3,941 100,389 —
$ 81,911 $ (621,945) $ 17,201,750 $ 245,762 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 14 06/18/26 $ 5,071 $ 360,556
S&P Midcap 400 E-Mini Index ................................................. 1 06/18/26 365 10,577
$ 371,133

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
U.S. Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,256,014,076 $ — $ — $ 3,256,014,076
Rights ................................................ — 193 — 193
Short-Term Securities
Money Market Funds ...................................... 13,002,220 — — 13,002,220
$ 3,269,016,296 $ 193 $ — $ 3,269,016,489
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 371,133 $ — $ — $ 371,133
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust